Submission	Dec. 15, 2025
Submission [Line Items]
Central Index Key	0001159508
Registrant Name	DEUTSCHE BANK AKTIENGESELLSCHAFT
Registration File Number	333-278331
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A